Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of impairment loss and reversal of impairment loss [Table Text Block]
	Year ended December 31
(in thousands of U.S. dollars)	2017	2016	2015

San Dimas	$303,858	$111,000	$-
Black Fox Complex	44,963	117,000	82,000
Cerro del Gallo	50,000	-	22,000
	$398,821	$228,000	$104,000

Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements [Table Text Block]
Assumptions	2016	2015
Discount rate	6.5% - 8.5%	5% - 7%
Gold price
Short term	$1,250	$1,100
Long term	$1,300	$1,200
Foreign exchange
Mexican peso (MXN)
Short term	MXN 18	n.a.
Long term	MXN 20	n.a.
Canadian Dollar (CAD)
Short term/long term	CAD1.30	CAD1.40
Market value per gold ounce	n.a.	$25
Life of mine (in years) (1)	5 & 17	11

Disclosure of sensitivity analysis for impairment charges [Table Text Block]
		San Dimas Mine	Black Fox Complex
		2016	2016	2015
Discount rate	+/- 1%	$29,000	$2,000	$12,000
Gold price	+/- 10%	$88,000	$39,000	$70,000
Foreign exchange
MXN	+/- 10%	$46,000	n.a.	n.a.
CAD	+/- 10%	n.a.	$37,000	$55,000